Derivative Instruments	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Derivative Instruments
Derivative Instruments

Note 8: Derivative Instruments

The IPM Product Line and related assets, which was divested on October 1, 2018, had forward contracts with notional values of $0 at June 30, 2019 and December 31, 2018. Gains or (losses) on the forward contracts amounted to $0 and $(993) for the three months ended June 30, 2019 and 2018, respectively. Gains or (losses) on the forward contracts amounted to $0 and $(1,052) for the six months ended June 30, 2019 and 2018, respectively. These amounts were recorded in Revenues, net in the interim  condensed consolidated statements of operations. The cash flows from forward  contracts are reported as operating activities  in the Interim condensed consolidated statements of cash flows. The fair value of the forward contracts recorded in Accrued expenses and other current liabilities was $0 as at June 30, 2019 and December 31, 2018, respectively.

Effective March 31, 2017, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its outstanding Term Loan arrangements. Additionally, effective February 28, 2018, the Company entered into another interest rate swap relating to interest payments on $50,000 of its outstanding Term Loan arrangements. These hedging instruments mature on March 31, 2021. The Company applies hedge accounting by designating the interest rate swaps as a hedge on applicable future quarterly interest payments.

In April 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $50,000 of its outstanding Term Loan, effective April 30, 2021. Additionally, in May 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $100,000 of its outstanding Term Loan, effective March 31, 2021. These hedging instruments mature on September 29, 2023. The Company will apply hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments. Changes in the fair value are recorded in Accumulated other comprehensive income (loss) (“AOCI”) and the amounts reclassified out of AOCI are recorded to Interest expense. The fair value of the interest rate swaps is recorded in Other non-current assets or liabilities according to the duration of related cash flows. The total fair value of the interest rate swaps was a liability of $2,147 at June 30, 2019 and an asset of $3,644 at December 31, 2018.

See Note 9 — “Fair Value Measurements” for additional information on derivative instruments.

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and six months ended June 30, 2018:

AOCI Balance at December 31, 2017	$1,107
Derivative gains (losses) recognized in Other comprehensive income (loss)	3,786
Amount reclassified out of Other comprehensive income (loss) to net loss	(288)
AOCI Balance at March 31, 2018	$4,605
Derivative gains (losses) recognized in Other comprehensive income (loss)	1,797
Amount reclassified out of Other comprehensive income (loss) to net loss	(72)
AOCI Balance at June 30, 2018	$6,330

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and six months ended June 30, 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in Other comprehensive income (loss)	(2,376)
Amount reclassified out of Other comprehensive income (loss) to net loss	430
AOCI Balance at March 31, 2019	$1,698
Derivative gains (losses) recognized in Other comprehensive income (loss)	(4,247)
Amount reclassified out of Other comprehensive income (loss) to net loss	402
AOCI Balance at June 30, 2019	$(2,147)

Note 8: Derivative Instruments

The IPM Product Line and related assets, which was divested on October 1, 2018, had forward contracts with notional values of $0 at September 30, 2019 and December 31, 2018. Gains or (losses) on the forward contracts amounted to $0 and $812 for the three months ended September 30, 2019 and 2018, respectively. Gains or (losses) on the forward contracts amounted to $0 and $(240) for the nine months ended September 30, 2019 and 2018, respectively. These amounts were recorded in Revenues, net in the Interim  Condensed Consolidated Statements of Operations. The cash flows from forward  contracts are reported as operating activities  in the Interim Condensed Consolidated Statements of Cash Flows. The fair value of the forward contracts recorded in Accrued expenses and other current liabilities was $0 as at September 30, 2019 and December 31, 2018.

Effective March 31, 2017, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its outstanding Term Loan arrangements. Additionally, effective February 28, 2018, the Company entered into another interest rate swap relating to interest payments on $50,000 of its outstanding Term Loan arrangements. These hedging instruments mature on March 31, 2021. The Company applies hedge accounting by designating the interest rate swaps as a hedge on applicable future quarterly interest payments.

In April 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $50,000 of its outstanding Term Loan, effective April 30, 2021. Additionally, in May 2019, the Company entered into additional interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $100,000 of its outstanding Term Loan, effective March 31, 2021. These hedging instruments mature on September 29, 2023. The Company will apply hedge accounting by designating the interest rate swaps as a hedge in applicable future quarterly interest payments. Changes in the fair value are recorded in Accumulated other comprehensive income (loss) (“AOCI”) and the amounts reclassified out of AOCI are recorded to Interest expense, net. The fair value of the interest rate swaps is recorded in Other non-current assets or liabilities according to the duration of related cash flows. The total fair value of the interest rate swaps was a liability of $3,208 at September 30, 2019 and an asset of $3,644 at December 31, 2018.

See Note 9 — “Fair Value Measurements” for additional information on derivative instruments.

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and nine months ended September 30, 2018:

AOCI Balance at December 31, 2017	$1,107
Derivative gains (losses) recognized in Other comprehensive income (loss)	3,786
Amount reclassified out of Other comprehensive income (loss) to net loss	(288)
AOCI Balance at March 31, 2018	$4,605
Derivative gains (losses) recognized in Other comprehensive income (loss)	1,797
Amount reclassified out of Other comprehensive income (loss) to net loss	(72)
AOCI Balance at June 30, 2018	$6,330
Derivative gains (losses) recognized in Other comprehensive income (loss)	651
Amount reclassified out of Other comprehensive income (loss) to net loss	73
AOCI Balance at September 30, 2018	$7,054

The following table summarizes the changes in AOCI (net of tax) related to cash flow hedges for the three and nine months ended September 30, 2019:

AOCI Balance at December 31, 2018	$3,644
Derivative gains (losses) recognized in Other comprehensive income (loss)	(2,376)
Amount reclassified out of Other comprehensive income (loss) to net loss	430
AOCI Balance at March 31, 2019	$1,698
Derivative gains (losses) recognized in Other comprehensive income (loss)	(4,247)
Amount reclassified out of Other comprehensive income (loss) to net loss	402
AOCI Balance at June 30, 2019	$(2,147)
Derivative gains (losses) recognized in Other comprehensive income (loss)	(1,271)
Amount reclassified out of Other comprehensive income (loss) to net loss	210
AOCI Balance at September 30, 2019	$(3,208)

Note 9: Derivative Instruments

Prior to the sale of the IPM Product Line and related assets, the Company entered into forward contracts in order to mitigate exposure from changes in foreign currency exchange rates related to certain foreign denominated payables. We utilized derivative instruments to help us manage these risks. The maximum term of the forward contracts was six months with the majority of forward contracts having a term of one month. The Company recorded these forward contracts in either Accounts receivable or Accrued expenses and other current liabilities at fair value in the Consolidated Balance Sheets and recognized changes in the fair value of these forward contracts through earnings, as these instruments had not been designated as hedges.

The IPM Product Line and related assets, which was divested on October 1, 2018, had forward contracts with notional values of $36,639 at December 31, 2017. Losses/(gains) on the forward contracts amounted to $240 and $(1,479) for the years ended December 31, 2018 and 2017, respectively, and were recorded in Revenues, net in the Consolidated Statements of Operations. The cash flows from forward contracts were reported as operating activities in the Consolidated Statements of Cash Flows. The fair value of the forward contracts was $83 at December 31, 2017. The fair value of the forward contracts was recorded in Other current assets in the Consolidated Balance Sheets.

Effective March 31, 2017, the Company entered into interest rate swap arrangements with counterparties to reduce its exposure to variability in cash flows relating to interest payments on $300,000 of its outstanding Term Loan arrangements. Additionally, effective February 28, 2018, the Company entered into another interest rate swap relating to interest payments on $50,000 of its outstanding Term Loan arrangements. These hedging instruments mature on March 31, 2021. The Company applies hedge accounting by designating the interest rate swaps as a hedge on applicable future quarterly interest payments. This interest rate swap was effective as of December 31, 2018 and 2017. The fair value of the interest rate swaps is recorded in Other long-term assets according to the duration of related cash flows. The total fair value of interest rate swap asset was $3,644 and $1,107 at December 31, 2018 and 2017, respectively.